Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software
	As of December 31,
	2021	2020
Office furniture	$2,798	$2,726
Computer equipment	7,111	6,927
Transportation equipment	73,429	71,529
Buildings and improvements	487,430	474,818
Software	1,160,596	1,130,567
	1,731,364	1,686,567
Less: accumulated depreciation and amortization	(1,574,603)	(1,182,364)
	$156,761	$504,203